Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares			Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 2.9%
187,257	Montana Aerospace AG (Switzerland) (1)		$6,678,499

Biotechnology - 3.5%
384,896	Vivoryon Therapeutics NV (Netherlands) (1)		7,982,340

Capital Markets - 6.7%
133,305	KKR & Co, Inc. (United States)		8,115,609
245,727	Tikehau Capital SCA (France)		7,369,967
			15,485,576
Consumer Finance - 0.8%
16,710,000	Lamington Road Grantor Trust (United States) (1)(3)(4)(7)(8)		1,838,100

Diversified Financial Services - 3.8%
520,550	ESG Core Investments BV (Netherlands) (1)		5,795,828
87,100	Italmobiliare SpA (Italy)		2,982,704
			8,778,532
Electronic Equipment - 2.2%
226,003	LPKF Laser & Electronics AG (Germany)		5,132,671

Entertainment - 9.4%
1,788,341	Modern Times Group MTG AB - B Shares (Sweden) (1)		21,652,864

Food Products - 4.6%
1,847,504	Atlantic Sapphire AS (Norway) (1)		7,302,213
639,217	Aker BioMarine ASA (Norway) (1)		3,290,504
			10,592,717
Health Care Equipment - 1.7%
156,949	PharmaSGP Holding SE (Germany) (1)		3,978,215

Independent Power and Renewable Electricity Producers - 2.7%
1,257,000	Aker Horizons AS (Norway) (1)		4,743,788
2,217,000	Aker Clean Hydrogen AS (Norway) (1)		1,599,013
			6,342,801
Industrial Conglomerates - 8.8%
305,885	LIFCO AB (Sweden)		8,215,874
1,073,827	Bollore SA (France)		6,201,110
68,968	EXOR NV (Netherlands)		5,787,585
			20,204,569
IT Services - 0.4%
45,000	Hemnet Group AB (Sweden) (1)		868,706

Life Sciences Tools & Services - 2.7%
1,730,607	Enzo Biochem, Inc. (United States) (1)		6,126,349

Marine - 8.8%
156,300	Zim Integrated Shipping - Service Shares - ADR (Israel)		7,924,410
1,628,349	Cadeler AS (Denmark) (1)		5,957,572
1,568,000	MPC Container Ships AS (Norway) (1)		3,699,862
159,464	Eneti, Inc. - ADR (Monaco)		2,663,049
			20,244,893
Media - 14.8%
222,097	Nordic Entertainment Group AB - Class B (Sweden) (1)		11,992,536
835,000	Group Nine Acquisition Corp. - Class A (United States) (1)		8,132,900
39,051	IAC InterActive Corp. (United States) (1)		5,087,955
178,588	Universal Music Group NV (Netherlands) (2)		4,781,723
178,588	Vivendi SA (France) (2)		2,248,406
623,652	Aimia, Inc. (Canada) (1)		2,132,017
			34,375,537
Oil, Gas & Consumable Fuels - 8.1%
2,347,476	Calumet Specialty Products Partners LP (United States) (1)		18,568,535

Pharmaceuticals - 1.3%
1,255,000	Acacia Pharma Group PLC (United Kingdom) (1)		2,936,882

Semiconductors & Semiconductor Equipment - 3.2%
420,357	MagnaChip Semiconductor Corp. (South Korea) (1)		7,465,540

Technology Hardware, Storage & Peripherals - 3.7%
239,413	S&T AG (Austria) (2)		6,221,724
291,681	VIA Optronics AG - ADR (Germany) (1)		2,234,276
			8,456,000
Wireless Telecommunication Services - 1.3%
1,881,643	ICE Group AS (Norway) (1)		3,024,231

TOTAL COMMON STOCKS
(Cost $167,153,272)			210,733,557

Principal Amount
CORPORATE OBLIGATIONS - 6.6%
Consumer Finance - 6.6%
15,140,944	Lamington Road DAC 9.750%, 4/4/2021, (United States) (7)		15,177,282
TOTAL CORPORATE OBLIGATIONS
(Cost $14,570,940)			15,177,282

Shares
WARRANTS - 0.3%
Consumer Finance - 0.1%
4,344,786	Lamington Road Grantor Trust, Expiration: July, 2025, Exercise Price $0.20 (United States) (1)(3)(7)(8)		252,072

Diversified Financial Services - 0.1%
1,000,000	2MX Organic SA, Expiration: November, 2025, Exercise Price $11.50 (France) (1)(7)		173,752
124,678	ESG Core Investments BV, Expiration: December, 2027, Exercise Price $11.50 (Netherlands) (1)(7)		86,298
			260,050
Media - 0.1%
278,333	Group Nine Acquisition Corp. - Class A, Expiration: January, 2026, Exercise Price $11.50 (United States) (1)(7)		228,233

TOTAL WARRANTS
(Cost $1,006,595)			740,355

Contracts (5)		Notional Value	Value
PUT OPTIONS PURCHASED - 0.0% (9)
1,800	iShares JP Morgan USD Emerging Markets Bond ETF, Expiration: October, 2021, Strike Price $109.00 (United States)	$19,810,800	80,100
1,000	iShares iBoxx High Yield Corporate Bond ETF, Expiration: October, 2021, Strike Price $85.00 (United States)	8,749,000	12,500
TOTAL PUT OPTIONS PURCHSED
(Cost $166,572)			92,600

Shares			Value
SHORT-TERM INVESTMENT - 0.0% (9)
Money Market Fund - 0.0%
375	First American Treasury Obligations Fund - Class X, 0.01% (6)		375
TOTAL SHORT-TERM INVESTMENT
(Cost $375)			375

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 5.6%
Money Market - 5.6%
12,878,830	First American Government Obligations Fund, Class X, 0.03% (6)		12,878,830
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $12,878,830)			12,878,830

TOTAL INVESTMENTS IN SECURITIES - 103.9%
(Cost $195,776,584)			239,622,999
Liabilities in Excess of Other Assets - (3.9)%			(9,101,756)
TOTAL NET ASSETS - 100.0%			$230,521,243

Percentages are stated as a percent of net assets.
	(1)	Non-income producing security.
(2)
All or a portion of this security is on loan. At September 30, 2021 the total value of securities on loan was $12,295,353, which represents 5.3% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)
These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at September 30, 2021 were $2,090,172, which represents 0.9% of net assets.

	(4)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
	(5)	100 shares per contract.
	(6)	Seven-day yield as of September 30, 2021.
	(7)	The Advisor has deemed all or a portion of these securities as illiquid. These securities have a value of $17,755,737, which represents 7.7% of total net assets at September 30, 2021.
	(8)	Value determined using significant unobservable inputs.
	(9)	Less than 0.1%.

Glossary of Terms
ADR-	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited), Continued
COUNTRY ALLOCATION for Investments in Securities at September 30, 2021 (Unaudited)
Country	Long
United States^	33.2%
Sweden	18.5%
Norway	10.3%
Netherlands	10.6%
France	6.9%
Germany	4.9%
Israel	3.4%
South Korea	3.2%
Switzerland	2.9%
Austria	2.7%
Denmark	2.6%
United Kingdom	1.3%
Italy	1.3%
Monaco	1.2%
Canada	0.9%
Total	103.9%
Percentages are stated as a percent of net assets.
	^	United States allocation includes Short-Term Investment-Money Market Fund of 0.0% and Securities Held as Collateral on Loaned Securities of 5.6%

SCHEDULE OF OPTIONS WRITTEN as of September 30, 2021 (Unaudited)
Contracts (1)			Notional Value	Value
PUT OPTIONS WRITTEN - 0.0% (2)
1,000		iShares iBoxx High Yield Corporate Bond ETF, Expiration: October, 2021, Strike Price $78.00 (United States)	$8,749,000	$2,500
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $16,867)				2,500
TOTAL OPTIONS WRITTEN (Premiums Received $16,867)				$2,500

	(1)	100 shares per contract.
	(2)	Less than 0.1%.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2021 (Unaudited)
As of September 30, 2021, the Fund had the following forward currency contracts outstanding:

	Currency to be Received			Currency to be Delivered
							Net Unrealized
			USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	September 30, 2021	Amount	Currency	September 30, 2021	(Depreciation)
10/27/2021	62,190,200	USD	$62,190,200	53,000,000	EUR	$61,424,736	$765,464	(a)
10/27/2021	46,053,238	USD	46,053,238	400,000,000	SEK	45,700,303	352,935	(a)
10/27/2021	22,912,657	USD	22,912,657	200,000,000	NOK	22,874,005	38,652	(a)
10/27/2021	6,906,226	USD	6,906,226	6,400,000	CHF	6,871,963	34,263	(a)
10/27/2021	2,222,123	USD	2,222,123	2,850,000	CAD	2,250,029.00	(27,906)	(a)
			$140,284,444			$139,121,036	$1,163,408

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a) Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2021

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of September 30, 2021 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$80,415,806	$128,479,651	$1,838,100	$210,733,557
Corporate Obligations	–	15,177,282	–	15,177,282
Warrants	228,233	260,050	252,072	740,355
Put Options Purchased	–	92,600	–	92,600
Short-Term Investments	375	–	–	375
Securities Held as Collateral on Loaned Securities	-	–	–	12,878,830
Total Investments in Securities	80,644,414	144,009,583	2,090,172	239,622,999
Unrealized appreciation on Forward Foreign Currency *	-	1,191,314	–	1,191,314
Total Assets	$80,644,414	$145,200,897	$2,090,172	$227,935,483
Liabilities
Put Options Written*	$–	$2,500	$–	$2,500
Unrealized depreciation on Forward Foreign Currency *	–	27,906	–	27,906
Total Liabilities	$–	$30,406	$–	$30,406

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Common Stocks	Warrants
Balance as of January 1, 2021	$4,049,932	$677,209
Purchases	-	-
Sales proceeds and paydowns	(256,146)	-
Accreted discounts, net	-	-
Corporate Actions	(6,770,966)	-
Realized gain (loss)	(8,946,513)	-
Change in unrealized appreciation (depreciation)	13,761,793	(425,137)
Transfers into/(out of) Level 3	-	-
Balance as of September 30, 2021	$1,838,100	$252,072
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at September 30, 2021.	$(1,503,900)	$252,071

The Level 3 amounts disclosed in the table above consist of two securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below indicates the quantitative information about Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Common Stock	1,838,100	Market Approach	Offer Price from Broker Dealer	0.11 EUR	Increase
Warrant	252,072	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	1.00%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2021. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2021	Purchases		Sales		Realized Gain (Loss)
Emergent Capital, Inc. (United States) [1]	$4,344,600	$-		$(3,342,000)	[2]	$-
Enzo Biochem, Inc. (United States) [1]	6,566,130	-		(2,640,608)		(74,397)
Lamington Road Grantor Trust (United States)	-	3,342,000	[2]	-		-
	$10,910,730	$3,342,000		$(5,982,608)		$(74,397)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income		Value September 30, 2021		Share Balance September 30, 2021
Emergent Capital, Inc. (United States) [1]	$(1,002,600)	$-		$-		-
Enzo Biochem, Inc. (United States) [1]	2,275,224	-		6,126,349		1,730,607
Lamington Road Grantor Trust (United States)	(1,503,900)	-		1,838,100		16,710,000
	$(231,276)	$-		$7,964,449		18,440,607

(1) Issuer was no longer an affiliate as of September 30, 2021.
(2) Emergent Capital, Inc. (“Emergent”) was recapitalized on April 7, 2021 under a Plan of Reorganization (the “Plan”). Under this Plan, all the tranches of the capital structure of Emergent were exchanged into securities of Lamington Road DAC.